Investment properties (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of fair value of investment properties

	Balance at 12.31.2020	Additions	Impairment	Depre- ciation	Write-off	Exchange rate	Transfers (*)	Balance at 12.31.2021

Land	762	1	(4)	-	4	(58)	54	759
Buildings	2,859	91	(28)	(58)	3	(169)	(243)	2,455
Construction in progress	18	32	-	-	-	(3)	(7)	40
Total	3,639	124	(32)	(58)	7	(230)	(196)	3,254
(*)	Transfers to fixed assets

	Balance at 12.31.2019	Additions	Impairment	Depreciation	Exchange rate	Transfers	Balance at 12.31.2020

Land	656	-	(11)	-	149	(32)	762
Buildings	2,385	6	(11)	(63)	557	(15)	2,859
Construction in progress	10	8	-	-	2	(2)	18
Total	3,051	14	(22)	(63)	708	(49)	3,639

	Balance at 12.31.2021			Balance at 12.31.2020
	Cost	Accumulated depreciation	Net	Cost	Accumulated depreciation	Net

Land	759	-	759	762	-	762
Buildings	2,607	(152)	2,455	2,921	(62)	2,859
Construction in progress	40	-	40	18	-	18
Total	3,406	(152)	3,254	3,701	(62)	3,639

Schedule of fair value of investment properties by Exito and its subsidiaries

The net result generated by investment properties is as follows:

	2021	2020
Lease revenue	433	368
Operating expenses from investment properties that generate revenue	(108)	(78)
Operating expenses from investment properties that do not generate revenue	(103)	(165)
Net result generated by investment properties	222	125

Schedule of rates based on geographic region
	Range
Discount rate	10.00%	14.00%
Vacancy rate	0.00%	54.45%
Terminal capitalization rate	7.50%	8.50%